Components of Income Tax Benefit (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current Federal Tax benefit (expense)	$ (2)	$ (3)	$ 30
Current State and Local Tax Benefit (Expense)	(11)	1	(4)
Current Foreign Tax Benefit (Expense)	4	(47)	(33)
Current Income Tax Benefit (Expense)	(9)	(49)	(7)
Deferred Federal Income Tax Benefit (Expense)	(1,841)	1,380	0
Deferred State and Local Income Tax Benefit (Expense)	(137)	108	0
Deferred Foreign Income Tax Benefit (Expense)	207	(22)	(16)
Deferred Income Tax Benefit (Expense)	(1,771)	1,466	(16)
Income tax benefit (expense)	$ (1,780)	$ 1,417	$ (23)